UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            2/12/10
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           33
                                               -------------

Form 13F Information Table Value Total:          734,886
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.











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

           Name of           Title of         Value  Shrs of    SH/   PUT/ Investm Other
            Issuer            Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretManagersSole Shared

ACADIA REALTY TRUST          COM     00423910    9069   537600             Sole           Sole
AMB PROPERTY CORP            COM     00613T10   73246  2866758             Sole           Sole
AVATAR HOLDINGS INC          COM     05349410    4253   250000             Sole           Sole
CAPITAL SENIOR LIVING CORP   COM     14047510    2682   534200             Sole           Sole
COUSINS PPTYS INC            COM     22279510   14563  1908600             Sole           Sole
DCT INDUSTRIAL TRUST INC     COM     23315310    3461   689500             Sole           Sole
ISHARES DJ US REAL ESTATE INDCOM     46428773   21252   462800             Sole           Sole
LIBERTY PROPERTY TRUST SBI   COM     53117210   33585  1049200             Sole           Sole
MACK-CALI REALTY CORP        COM     55448910   35006  1012600             Sole           Sole
STRATUS PPTYS INC            COM     86316720    4878   443453             Sole           Sole
URSTADT BIDDLE PROPERTIES INCCOM     91728620     631    41301             Sole           Sole
VORNADO REALTY TRUST         COM     92904210   55697   796361             Sole           Sole
CAMDEN PROPERTY TRUST        COM     13313110   72296  1706300             Sole           Sole
CAPITAL LEASE FUNDING INC    COM     14028810   11527  2631644             Sole           Sole
COGDELL SPENCER INC          COM     19238U10   14432  2549800             Sole           Sole
DIAMONDROCK HOSPITALITY      COM     25278430    5057   597000             Sole           Sole
ENTERTAINMENT PROP TR CONV PFPFD     29380T40    8358   505000             Sole           Sole
EXTRA SPACE STORAGE INC.     COM     30225T10    1126    97500             Sole           Sole
HFF, INC                     COM     40418F10    9448  1511737             Sole           Sole
HIGHWOODS PROPERTIES INC     COM     43128410   38979  1168800             Sole           Sole
HOST HOTELS & RESORTS INC    COM     44107P10   16573  1420157             Sole           Sole
HYATT HOTELS CORP            COM     44857910   39718  1332375             Sole           Sole
ING CLARION GBL REAL ESTATE  COM     44982G10    2573   403900             Sole           Sole
PEBBLEBROOK HOTEL TRUST INC  COM     70509V10    4402   200000             Sole           Sole
POST PROPERTIES INC          COM     73746410   88565  4518645             Sole           Sole
PROSHARES ULTRASHORT 20 YEAR COM     74347R29   24860   498400             Sole           Sole
REIS, INC                    COM     75936P10    3208   521600             Sole           Sole
STARWOOD PROPERTY TRUST      COM     85571B10   25532  1351634             Sole           Sole
STRATEGIC HOTELS AND RESORTS COM     86272T10   10311  5543550             Sole           Sole
SUNRISE SENIOR LIVING INC    COM     86768K10   15748  4890820             Sole           Sole
SUNSTONE HOTEL INVESTORS INC SHO     86789210    4453   501500             Sole           Sole
THOMAS PROPERTY GROUP        COM     88445310   12359  4175200             Sole           Sole
VENTAS INC                   COM     92276F10   67018  1532200             Sole           Sole
